Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Summary of geographical information about non-current assets	Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2023 £’000	2022 £’000
United Kingdom	£33,412	£33,771
North America	66,621	74,508
Europe	169,271	151,213
RoW (1)	133,996	16,967
Total	£403,300	£276,459
(1) Rest of World (RoW)